Convertible Notes Payable (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Feb. 26, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025
Short-Term Debt [Line Items]
Stock Price	9.00			4.74			9.53
Equity Volatility							52.00%
Discount Rate							41.00%
Risk free rate of return	3.54%						3.70%
Term to maturity (years)							9 months 25 days
Balance at October 1, 2024				$ 850,000			$ 4,970,000
Convertible notes beginning balance		$ 4,839,333	$ 4,552,653	4,552,653
Change in fair value		(7,634)	286,680
Convertible notes ending balance		$ 4,831,699	$ 4,839,333	$ 4,831,699			4,552,653
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Balance at October 1, 2024
Proceeds received							4,700,000
Change in fair value							(147,347)
Balance at September 30, 2025 at fair value							4,552,653
Amortized cost							308,737
Convertible notes payable							$ 4,861,390